Financial Instruments - Inception Gains And Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain (loss) at beginning of year	$ (33)	$ 9	$ 49
New inception gains (losses)	(50)	(13)	3
Amortization recorded in net earnings during the year	(19)	(29)	(43)
Unamortized net gain (loss) at end of year	$ (102)	$ (33)	$ 9